Net Loss Per Share	9 Months Ended
Sep. 30, 2012
Net Loss Per Share
Net Loss Per Share

9.                          Net Loss Per Share

Loss per share is presented for Continuing Operations, Discontinued Operations, and Net Loss Per Share.  Basic net loss per common share has been computed by dividing net loss by the weighted-average number of common shares outstanding during the year.  Diluted net loss per common share has been computed by dividing net loss by the weighted-average number of common shares outstanding without an assumed increase in common shares outstanding for common stock equivalents, as common stock equivalents are antidilutive for each of the three- and nine-month periods ended September 30, 2012 and 2011.  Options for 2,336 and 3,462 shares of common stock were excluded from diluted net loss per common share because they would be antidilutive for the three- and nine-month periods ended September 30, 2012.  For the three- and nine-month periods ended September 30, 2011, none of the Company’s outstanding options and none of the warrants were included in the calculation of diluted earnings per share as the exercise prices were all above the average market price of the Company’s common stock for the period.